Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class A
Trading Symbol	WAYAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	0.97%
[1]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class A shares of Western Asset High Yield Fund returned 10.97%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.97	3.15	2.92
Class A (with sales charge)	6.77	2.26	2.47
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 225,340,651
Holdings Count | $ / shares	377	[2]
Advisory Fees Paid, Amount	$ 1,251,916
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class C
Trading Symbol	WAYCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.71%
[3]
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class C shares of Western Asset High Yield Fund returned 10.02%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.02	2.36	2.13
Class C (with sales charge)	9.02	2.36	2.13
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 225,340,651
Holdings Count | $ / shares	377	[4]
Advisory Fees Paid, Amount	$ 1,251,916
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class I
Trading Symbol	WAHYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$79	0.75%
[5]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class I shares of Western Asset High Yield Fund returned 11.24%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.24	3.41	3.18
Class I (with sales charge)	11.24	3.41	3.18
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 225,340,651
Holdings Count | $ / shares	377	[6]
Advisory Fees Paid, Amount	$ 1,251,916
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class IS
Trading Symbol	WAHSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$69	0.65%
[7]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class IS shares of Western Asset High Yield Fund returned 11.29%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	11.29	3.51	3.25
Class IS (with sales charge)	11.29	3.51	3.25
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 225,340,651
Holdings Count | $ / shares	377	[8]
Advisory Fees Paid, Amount	$ 1,251,916
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class R
Trading Symbol	WAYRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.30%
[9]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024 Class R shares of Western Asset High Yield Fund returned 10.63%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight to collateralized loan obligations (CLOs)
↑	An overweight to the consumer cyclical sector
↑	Issue selection within the energy sector

Top detractors from performance:
Issue selection within various sectors:
↓	Capital goods sector
↓	Information technology (IT) sector
↓	Consumer cyclicals sector
Use of derivatives and the impact on performance:
Credit default swaps, which were used to manage the Fund’s exposure to credit index spread levels, contributed to performance. U.S. Treasury futures, which were used to manage duration positioning, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	10.63	2.85	2.59
Class R (with sales charge)	10.63	2.85	2.59
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	11.23	4.18	4.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 225,340,651
Holdings Count | $ / shares	377	[10]
Advisory Fees Paid, Amount	$ 1,251,916
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$225,340,651
Total Number of Portfolio Holdings*	377
Total Management Fee Paid	$1,251,916
Portfolio Turnover Rate	45%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan and Walter E. Kilcullen.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863  or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased option contracts, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased option contracts, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased option contracts, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased option contracts, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased option contracts, if any.